SHARE BASED COMPENSATION (Details) - $ / shares	1 Months Ended	9 Months Ended	12 Months Ended
	May 30, 2025	Sep. 30, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance, outstanding (in shares)		7,210,742
Balance, weighted average exercise price (in dollars per share)		$ 0.49
Balance, outstanding (in shares)		7,647,597	7,210,742
Balance, weighted average exercise price (in dollars per share)		$ 0.66	$ 0.49
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance, available for grant (in shares)		1,183,618	2,020,215
Balance, outstanding (in shares)		7,210,742	3,544,945
Balance, weighted average exercise price (in dollars per share)		$ 0.49	$ 0.23
Board Approved pool increase, available for grant (in shares)			2,829,200
Board Approved pool increase, options outstanding
Board Approved pool increase, weighted average exercise price (in dollars per share)
Granted, available for grant (in shares)		(833,588)	(4,344,342)
Options Granted outstanding (in shares)	833,588	833,588	4,344,342
Granted, weighted average exercise price (in dollars per share)	$ 2.11	$ 2.11	$ 0.71
Forfeited, available for grant (in shares)		107,323	567,497
Forfeited, outstanding (in shares)		(107,323)	(567,497)
Forfeited, weighted average exercise price (in dollars per share)		$ 0.23	$ 0.61
Cancelled, available for grant (in shares)		289,410	111,048
Cancelled (in shares)		(289,410)	(111,048)
Cancelled (in dollars per share)		$ 0.41	$ 0.32
Balance, available for grant (in shares)		746,763	1,183,618
Balance, outstanding (in shares)		7,647,597	7,210,742
Balance, weighted average exercise price (in dollars per share)		$ 0.66	$ 0.49